UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.92%

Consumer Discretionary — 14.28%
Aaron’s, Inc.	77,380	$2,801,930
American Public Education, Inc. *	26,740	687,753
Buckle, Inc./The	28,580	1,308,107
Children’s Place, Inc./The	21,880	1,431,171
Deckers Outdoor Corp. *	10,730	772,238
Fox Factory Holding Corp. *	103,460	1,663,637
Genesco, Inc. *	17,960	1,185,899
Hibbett Sports, Inc. *	48,925	2,278,926
Hillenbrand, Inc.	69,535	2,134,724
John Wiley & Sons, Inc. — Class A	33,695	1,831,997
Meritage Homes Corp. *	50,530	2,379,458
Speedway Motorsports, Inc.	65,780	1,489,917
Winnebago Industries, Inc.	78,285	1,846,743

		21,812,500

Consumer Staples — 1.50%
Darling Ingredients, Inc. *	156,520	2,294,583

Energy — 2.85%
Panhandle Oil and Gas, Inc.	104,490	2,161,898
World Fuel Services Corp.	45,760	2,194,192

		4,356,090

Financials — 24.19%
American Equity Investment Life Holding Co.	134,365	3,625,168
AMERISAFE, Inc.	50,460	2,374,648
BancFirst Corp.	17,155	1,122,795
Bank of Marin Bancorp	40,215	2,045,737
BBCN Bancorp, Inc.	100,220	1,482,254
Bryn Mawr Bank Corp.	64,202	1,936,332
Community Trust Bancorp, Inc.	42,930	1,496,969
ConnectOne Bancorp, Inc.	113,175	2,436,658
Enstar Group Ltd. *	9,885	1,531,681
Glacier Bancorp, Inc.	85,895	2,527,031
Horizon Bancorp	94,351	2,355,001
Lakeland Financial Corp.	43,400	1,882,258
ProAssurance Corp.	80,105	3,701,652
Renasant Corp.	49,535	1,614,841
Southside Bancshares, Inc.	51,513	1,505,725
Tompkins Financial Corp.	48,215	2,590,110
TriCo Bancshares	61,560	1,480,518
United Financial Bancorp, Inc.	91,064	1,224,811

		36,934,189

Health Care — 2.34%
Exactech, Inc. *	118,725	2,473,042
National Healthcare Corp.	16,800	1,091,832

		3,564,874

Industrials — 20.81%
AAR Corp.	71,010	2,263,089
AZZ, Inc.	38,920	2,016,056
Crane Co.	30,992	1,820,160
Cubic Corp.	42,455	2,020,009
FTI Consulting, Inc. *	45,285	1,867,553

See accompanying notes which are an integral part of these schedule of investments.

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS — (continued)

June 30, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.92% — continued

Industrials — 20.81% — continued
Herman Miller, Inc.	52,715	$1,525,045
Hyster-Yale Materials Handling, Inc. — Class A	29,130	2,018,126
Kennametal, Inc.	64,865	2,213,194
KLX, Inc. *	42,810	1,889,205
Landstar System, Inc.	21,880	1,463,116
Marten Transport Ltd.	85,150	1,847,755
McGrath RentCorp	63,920	1,945,086
MSA Safety, Inc.	32,670	1,584,822
RPX Corp. *	92,935	1,570,601
Tetra Tech, Inc.	74,535	1,911,077
Triumph Group, Inc.	24,765	1,634,242
Valmont Industries, Inc.	18,280	2,172,944

		31,762,080

Information Technology — 13.27%
CACI International, Inc. — Class A *	28,070	2,270,582
Comtech Telecommunications Corp.	60,385	1,754,184
Convergys Corp.	148,254	3,778,994
Littelfuse, Inc.	34,280	3,252,829
MTS Systems Corp.	29,250	2,016,787
Plexus Corp. *	52,470	2,302,384
Rofin-Sinar Technologies, Inc. *	63,095	1,741,422
Tech Data Corp. *	54,688	3,147,841

		20,265,023

Materials — 8.48%
Commercial Metals Co.	166,780	2,681,822
Compass Minerals International, Inc.	23,235	1,908,523
Domtar Corp.	33,375	1,381,725
Hawkins, Inc.	39,980	1,614,792
Innophos Holdings, Inc.	21,935	1,154,658
Innospec, Inc.	49,990	2,251,550
Schnitzer Steel Industries, Inc.	111,895	1,954,806

		12,947,876

Real Estate Investment Trusts — 4.23%
Chatham Lodging Trust	22,610	598,487
LTC Properties, Inc.	15,150	630,240
National Health Investors, Inc.	32,550	2,027,865
Piedmont Office Realty Trust, Inc.	102,605	1,804,822
Ryman Hospitality Properties, Inc.	12,975	689,102
Summit Hotel Properties, Inc.	54,500	709,045

		6,459,561

Telecommunication Services — 0.98%
Atlantic Tele-Network, Inc.	21,645	1,495,237

Utilities — 5.99%
El Paso Electric Co.	44,345	1,536,998
Laclede Group, Inc./The	36,890	1,920,493
New Jersey Resources Corp.	68,640	1,891,032
Northwestern Corp.	39,035	1,902,956
South Jersey Industries, Inc.	76,306	1,887,047

		9,138,526

TOTAL COMMON STOCKS (Cost $139,899,157)		151,030,539

See accompanying notes which are an integral part of these schedule of investments.

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS — (continued)

June 30, 2015

(Unaudited)

	Shares	Fair Value
MONEY MARKET SECURITIES — 2.13%
Fidelity Institutional Money Market Portfolio — Institutional Class, 0.14% (a)	3,248,787	$3,248,787

TOTAL MONEY MARKET SECURITIES (Cost $3,248,787)		3,248,787

TOTAL INVESTMENTS — 101.05% (Cost $143,147,944)		154,279,326

Liabilities in Excess of Other Assets — (1.05)%		(1,604,872)

TOTAL NET ASSETS — 100.00%		$152,674,454

(a)	Rate disclosed is the seven day yield as of June 30, 2015.
*	Non-income producing security.

As of June 30, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$12,690,198
Unrealized depreciation	(1,597,837)

Net unrealized appreciation	$11,092,361

Aggregate cost of securities for income tax purposes	$143,186,965

See accompanying notes which are an integral part of these schedule of investments.

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.57%

Consumer Discretionary — 14.63%
Aramark	8,747	$270,895
Children’s Place, Inc./The	4,180	273,414
Interpublic Group of Cos., Inc./The	11,290	217,558
Macy’s, Inc.	4,348	293,360
Newell Rubbermaid, Inc.	6,455	265,365
Panera Bread Co. — Class A *	1,486	259,708
PVH Corp.	2,328	268,186
Sally Beauty Holdings, Inc. *	8,310	262,430
Vista Outdoor, Inc. *	5,975	268,278

		2,379,194

Consumer Staples — 6.60%
Edgwell Personal Care Co.	2,166	284,937
Ingredion, Inc.	3,509	280,053
JM Smucker Co./The	2,350	254,764
Tyson Foods, Inc. — Class A	5,962	254,160

		1,073,914

Energy — 4.31%
Cimarex Energy Co.	2,048	225,915
Dril-Quip, Inc. *	2,921	219,805
Energen Corp.	3,731	254,827

		700,547

Financials — 20.45%
Allstate Corp./The	3,979	258,118
Ameriprise Financial, Inc.	1,914	239,116
Brown & Brown, Inc.	7,400	243,164
Citizens Financial Group, Inc.	9,921	270,943
Commerce Bancshares, Inc.	6,448	301,573
Discover Financial Services	4,550	262,171
KeyCorp	17,276	259,486
M&T Bank Corp.	2,166	270,598
Reinsurance Group of America, Inc.	2,921	277,115
Torchmark Corp.	6,262	364,574
Unum Group	8,636	308,737
W.R. Berkley Corp.	5,171	268,530

		3,324,125

Health Care — 10.36%
C.R. Bard, Inc.	2,015	343,961
Jazz Pharmaceuticals PLC *	1,414	248,963
Mednax, Inc. *	3,794	281,173
Patterson Cos., Inc.	5,994	291,608
Quest Diagnostics, Inc.	3,511	254,618
Zimmer Holdings, Inc.	2,418	264,118

		1,684,441

Industrials — 10.94%
Flowserve Corp.	3,693	194,473
Kirby Corp. *	2,500	191,650
Parker Hannifin Corp.	1,864	216,839
Republic Services, Inc.	7,337	287,390

See accompanying notes which are an integral part of these schedule of investments.

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS — (continued)

June 30, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.57% — continued

Industrials — 10.94% — continued
Snap-on, Inc.	2,183	$347,643
W.W. Grainger, Inc.	1,206	285,400
Xylem, Inc.	6,896	255,635

		1,779,030

Information Technology — 9.52%
Arrow Electronics, Inc. *	4,483	250,151
Global Payments, Inc.	3,207	331,764
KLA-Tencor Corp.	4,787	269,077
Littelfuse, Inc.	3,046	289,035
Synopsys, Inc. *	8,042	407,327

		1,547,354

Materials — 6.59%
Airgas, Inc.	2,803	296,501
Bemis Co., Inc.	6,044	272,041
FMC Corp.	4,348	228,487
Sealed Air Corp.	5,332	273,958

		1,070,987

Real Estate Investment Trusts — 6.66%
Equity Lifestyle Properties, Inc.	5,775	303,650
Omega Healthcare Investors, Inc.	6,700	230,011
RLJ Lodging Trust	9,099	270,968
Weingarten Realty Investors	8,495	277,702

		1,082,331

Utilities — 6.51%
CMS Energy Corp.	8,260	262,998
National Fuel Gas Co.	4,519	266,124
Westar Energy, Inc.	7,488	256,239
Xcel Energy, Inc.	8,479	272,854

		1,058,215

TOTAL COMMON STOCKS (Cost $12,349,733)		15,700,138

Money Market Securities — 3.34%

Fidelity Institutional Money Market Portfolio — Institutional Class, 0.14% (a)	542,721	542,721

TOTAL MONEY MARKET SECURITIES (Cost $542,721)		542,721

TOTAL INVESTMENTS — 99.91% (Cost $12,892,454)		16,242,859

Other Assets in Excess of Liabilities — 0.09%		15,195

TOTAL NET ASSETS — 100.00%		$16,258,054

(a)	Rate disclosed is the seven day yield as of June 30, 2015.
*	Non-income producing security.

As of June 30, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$3,496,778
Unrealized depreciation	(134,617)

Net unrealized appreciation	$3,362,161

Aggregate cost of securities for income tax purposes	$12,880,698

See accompanying notes which are an integral part of these schedule of investments.

Dean Funds

Related Notes to the Schedule of Investments

June 30, 2015

(Unaudited)

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income — The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITS”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements — Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Dean Funds

Related Notes to the Schedule of Investments — continued

June 30, 2015

(Unaudited)

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service using observable inputs other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at June 30, 2015 in valuing the Small Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$151,030,539	$—	$—	$151,030,539
Money Market Securities	3,248,787	—	—	3,248,787

Total	$154,279,326	$—	$—	$154,279,326

*	Refer to the Schedule of Investments for industry classifications.

Dean Funds

Related Notes to the Schedule of Investments — continued

June 30, 2015

(Unaudited)

The following is a summary of the inputs used at June 30, 2015 in valuing the Mid Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$15,700,138	$—	$—	$15,700,138
Money Market Securities	542,721	—	—	542,721

Total	$16,242,859	$—	$—	$16,242,859

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended June 30, 2015, the Funds had no transfers between levels. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By
/s/ John C. Swhear
John C. Swhear, President

Date 8/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ John C. Swhear
John C. Swhear, President

Date	8/28/15

By
/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/28/15